Stock Options	12 Months Ended
Aug. 31, 2013
Notes to Financial Statements
Note 5 - Stock Options

On October 10, 2006, the Company’s Board of Directors (the “Board”) adopted and approved the 2006 Incentive Stock Option Plan (the “2006 Plan”) that provides for the grant of stock options to employees, directors, officers and consultants. Stock option grants vest over two to five years and expire ten years after the date of grant. Stockholders previously approved 5,000,000 shares for grant under the 2006 Plan, of which 3,892,495 remain available for grant and 136,667 options have been exercised as of August 31, 2013. All shares approved for grant and subsequently forfeited are available for future grant. The Company does not repurchase shares to fulfill the requirements of options that are exercised. The Company issues new shares when options are exercised.

The Company measures all stock-based compensation based on the fair value on the grant date using the Black-Scholes-Merton formula and recognizes expense over the requisite service period. The Black-Scholes model requires management to make assumptions regarding option time to expiration, expected volatility, and risk-free interest rates, all of which have a significant impact on the fair value of the option.

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for a bond with a similar term. The Company does not anticipate declaring dividends in the foreseeable future. Volatility is calculated based on the historical closing stock prices. The Company uses the “simplified” method for determining the expected term of its “plain vanilla” stock options. The Company recognizes compensation expense for only the portion of stock options that are expected to vest. Therefore, the Company applies an estimated forfeiture rate that is derived from historical employee termination data and adjusted for expected future employee turnover rates. If the actual number of forfeitures differs from those estimated by the Company, additional adjustments to compensation expense may be required in future periods.

A summary of the Company’s stock option activity for the year ended August 31, 2013, and related information follows:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2012	861,671	2.10
Grants	177,500	1.59
Exercises	(63,333)	1.65
Forfeitures	(5,000)	3.27
Outstanding at August 31, 2013	970,838	2.03	6.83 years	$236,334
Exercisable at August 31, 2013	479,337	2.42	6.27 years	$108,084
Available for grant at August 31, 2013	3,892,495

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period covered by this report and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all in-the-money option holders exercised their options on August 31, 2013. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock. Since the closing stock price was $1.90 on August 31, 2013 and 828,335 outstanding options have an exercise price below $1.90 per share, as of August 31, 2013, there is intrinsic value to our outstanding in-the-money stock options.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Consolidated Statements of Operations for the years ended August 31, 2013 and 2012, and from May 5, 1998 (inception) to August 31, 2013:

	Year Ended August 31,		Cumulative May 5, 1998 (Inception) to August 31,
	2013	2012	2013
Stock Compensation Expense:
Selling general and administrative expense	$324,230	$205,098	$2,454,998

As of August 31, 2013, the Company had $67,329 of unrecognized compensation cost related to unvested stock options which is expected to be recognized over a period of 2.0 years.

Stock Option Activity During the Year Ended August 31, 2013

On December 20, 2012, the Company granted two stock options to purchase up to 15,000 (a 10,000 and 5,000 option grant, respectively) shares of the Company’s common stock at an exercise price of $0.80 per share, the fair market value of the Company’s common stock on the date of grant, to two employees as partial compensation for services. The stock options expire ten years from the date of grant, on December 20, 2022 and vest as follows: (a) 7,500 shares vest immediately on the date of grant and (b) 7,500 shares on the one-year anniversary on December 20, 2013. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and the employees. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that employees cease to be one of the Company’s employees. Upon termination of such service, the employee will have a specified period of time to exercise vested stock options, if any. The grant date fair value of the stock option granted was $11,700, or $0.78 per option, estimated using the Black-Scholes model containing the following assumptions: Exercise price / spot price of $0.80 per share, dividend yield of 0%, volatility of 160.1%, risk-free rate of 1.14%, and a term of 7.67 years. During the year ended August 31, 2013, the Company recognized $10,238 of expense related to these two issuances.

On April 27, 2012, pursuant to his employment agreement, the Company’s former Vice President of Business and Technology Development, Mr. John Patrick Thompson received a grant of 100,000 stock options. The options have an exercise price of $2.30, the fair market value of the Company’s common stock on the date of grant. The stock options expire ten years from the date of grant, on April 27, 2022 and vest in various amounts upon the meeting of certain milestones and which vesting is subject to Board approval. The stock option is further subject to the terms and conditions of a stock option agreement between the Company and the employee. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date the employee ceases to be one of the Company’s employees. Upon termination of such service, the employee will have a specified period of time to exercise vested stock options, if any. The grant date fair value of the stock option granted was $225,000, or $2.25 per option, estimated using the Black-Scholes model containing the following assumptions: Exercise price / spot price of $2.30 per share, dividend yield of 0%, volatility of 167.1%, risk-free rate of 1.34%, and term of 7.67 years. The Company recognizes compensation cost associated with this stock option grant with performance conditions when the Company determines that it is probable that certain milestones will be achieved. On December 20, 2012, the Company’s Board determined that milestones related to 2,500 options were substantially met. Thus, during the year ended August 31, 2013, the Company recognized $5,625 of expense related to this award. On August 6, 2013, Mr. Thompson's employment with the Company ceased. As a result no further vesting of the aforementioned option grant will vest. Mr. Thompson has 120 days from the date of his departure to exercise his 2,500 vested options.

On January 23, 2013, the Board approved, and the Company granted, a stock option to each of the Company’s four directors, including John Conklin, CEO, to purchase 40,000 shares of its common stock at an exercise price of $1.65 per share, the fair market value of the Company’s common stock on the date of grant. Each stock option expires ten years from the date the applicable stock option agreement was executed, on January 23, 2023, and vests as follows: (a) 20,000 shares vest immediately on the date of grant and (b) 20,000 shares on the one-year anniversary on January 23, 2014. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and each director. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be one of the Company’s directors. Upon termination of such service, the director will have a specified period of time to exercise vested stock options, if any. The grant date fair value of each of the stock options granted to each of the Company’s directors was $64,386 estimated using a Black-Scholes model containing the following assumptions: Exercise price / spot price of $1.65 per share, dividend yield of 0%, volatility of 161.1%, risk-free rate of 1.24%, and a term of 7.67 years. During the year ended August 31, 2013, the Company recognized $225,349 of expense related to these four issuances.

On December 10, 2012, Mr. Peter Fusaro resigned from the Board. As a result of his resignation, Mr. Fusaro forfeited 5,000 unvested stock options and had vested 11,667 stock options. Total stock based compensation expense related to Mr. Fusaro’s options was $48,850 of which $44,270 was expensed through August 31, 2012. On November 30, 2012, the Company reversed $10,075 of expense related to forfeited options on which expense was previously recorded resulting in total recognized expense related to Mr. Fusaro’s options of $34,195. Mr. Fusaro has until December 10, 2014, to exercise his 11,667 vested stock options.

In addition to the above, the Company recorded compensation expense of $88,644 during the year ended August 31, 2013 related to options granted prior to 2012 and which are currently vesting.

Stock Option Activity During the Year Ended August 31, 2012

On December 8, 2011, Mr. Todd Pitcher resigned from the Board. Mr. Pitcher had vested 6,667 stock options and forfeited 10,000 unvested stock options with an exercise price of $3.27 per share. During the year ended August 31, 2011, the Company recorded stock based compensation of $27,784 for the amortization of the fair value of his stock option. Since the stock option was forfeited prior to 10,000 options vesting, $8,243 previously recognized for stock based compensation was reversed on November 30, 2011, resulting in total stock based compensation expense related to Mr. Pitcher’s stock option grant of $19,541. Mr. Pitcher has until December 8, 2013, to exercise his 6,667 vested stock options.

On August 12, 2012, 83,334 vested options with an exercise price of $6.21 per share held by Mr. Andrew Farago, the Company’s former Chief Operating Officer expired unexercised.

On September 30, 2012, Mr. Javier Jimenez resigned from the Board. As a result of his resignation, Mr. Jimenez forfeited 5,000 unvested stock options and had vested 11,667 stock options with an exercise price of $3.27 per share. The Company recorded stock based compensation totaling $91,780 related to the amortization of the fair value of this stock option grant, including the recognition of $66,252 of expense for the year ended August 31, 2012. Since the stock option was forfeited prior to 5,000 options vesting, $23,705 previously recognized for stock based compensation was reversed on August 31, 2012, resulting in total stock based compensation expense related to Mr. Jimenez’s stock option grant of $68,075. Mr. Jimenez has until September 30, 2014, to exercise his 11,667 vested stock options.

The following table summarizes information about stock options outstanding and exercisable at August 31, 2013:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Options Outstanding	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.80	15,000	9.31	$0.80	7,500	9.31	$0.80
1.32	50,001	1.29	1.32	50,001	1.29	1.32
1.65	763,334	6.83	1.65	283,333	8.34	1.65
2.30	2,500	8.66	2.30	2,500	8.66	2.30
2.50	10,000	7.60	2.50	6,000	7.60	2.50
2.55	33,334	5.03	2.55	33,334	5.03	2.55
3.27	18,334	0.91	3.27	18,334	0.91	3.27
4.98	16,667	4.53	4.98	16,667	4.53	4.98
5.94	50,001	7.32	5.94	50,001	7.32	5.94
6.51	11,667	1.08	6.51	11,667	1.08	6.51
Total	970,838	6.83	$2.03	479,337	6.27	$2.42